Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies (Textual)
Description of leases	The amount of $78,532 as of December 31, 2018 represents leases of one office, two units of staff quarters, and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30.
Description of leases period	The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052.